Reportable segments (Details 1) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Loss from operations	$ (12,466,070)		$ (11,694,452)		$ (25,252,350)	$ (17,068,095)	$ (38,284,465)	$ (4,750,019)
Loss on impairment							(18,116,263)	(13,757,907)
Net income from investments	(912,369)		859,614		(1,022,375)	4,261,328	3,330,057	49,710
Amortization of debt discount							(3,055,978)	(2,667,733)
Other income (expense), net	715,238		(10,508)		913,591	(10,838)	1,063,772	(415,202)
Interest expense							(1,457,900)	(391,781)
Foreign exchange adjustments					(86,191)	(533,663)	(334,496)	425,309
Amortization of debt discount, related party							(95,127)	(28,032)
Amortization of debt issue costs							10,438	19,562
Stock issuance costs							0	13,400,000
Interest expense, related party					6,019		0	26,703
loss on modification of debt							0	98,825
Total other expenses							(18,676,373)	(30,330,726)
Loss from operations before income taxes							(56,960,838)	(35,080,745)
Income tax (expense) benefit							5,291,867	438,104
Net loss, amount	(19,642,252)	$ (13,139,797)	(10,084,977)	$ (1,598,563)	(32,782,154)	(11,664,083)	(51,668,971)	(34,642,641)
Amortization Of Debt Discount, Related Party	0		0		0	95,127	$ 95,127	$ 28,032
Operating Segment [Member]
Loss from operations	(12,466,070)		(11,694,452)		(25,252,350)	(17,068,095)
Net income from investments	(912,369)		859,614		(1,022,375)	4,261,328
Amortization of debt discount	6,414,071		920,914		7,443,668	982,788
Other income (expense), net	715,238		(10,508)		913,591	10,838
Interest expense	745,728		267,681		1,480,781	448,683
Foreign exchange adjustments	169,411		(61,234)		86,191	512,712
Total other expenses	(7,187,519)		(400,723)		(9,119,424)	(2,211,180)
Loss from operations before income taxes	(19,653,589)		(12,095,175)		34,371,774	14,856,915
Income tax (expense) benefit	11,337		2,010,198		1,589,620	3,192,832
Net loss, amount	(19,642,252)		(10,084,977)		(32,782,154)	11,664,083
Amortization Of Debt Discount, Related Party	$ 0		$ 0		$ 0	$ (95,127)